CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 288,768	$ 752,213
Available for sale investments (Note 8a)	1,713	1,712
Accounts receivable, net of allowance for credit losses (Note 4)	1,731,388	1,342,770
Unbilled revenue (Note 4)	957,655	623,121
Other receivables	63,658	56,760
Prepayments and other current assets	137,094	114,323
Income taxes receivable	48,790	50,299
Total current assets	3,229,066	2,941,198
Non-current Assets:
Property, plant and equipment, net (Note 9)	350,320	336,444
Goodwill (Note 10)	8,971,670	9,037,931
Intangible assets, net (Note 11)	4,278,659	4,710,843
Operating right-of-use assets (Note 15)	153,832	198,123
Other receivables	70,790	70,557
Income taxes receivable	21,380	18,637
Deferred tax asset (Note 20)	76,930	48,392
Equity method investments	0	2,373
Investments in equity-long term (Note 8b)	32,631	22,592
Total Assets	17,185,278	17,387,090
Current Liabilities:
Accounts payable	81,194	90,764
Unearned revenue (Note 4)	1,507,449	1,323,961
Other liabilities (Note 12)	1,005,025	949,629
Income taxes payable	41,783	59,433
Current bank credit lines and loan facilities (Note 13)	55,150	55,150
Total current liabilities	2,690,601	2,478,937
Non-current Liabilities:
Non-current bank credit lines and loan facilities (Note 13)	4,599,037	5,381,162
Lease liabilities (Note 15)	131,644	159,483
Non-current other liabilities (Note 16)	38,260	42,596
Non-current income taxes payable	239,188	172,109
Deferred tax liability (Note 20)	988,585	1,085,976
Commitments and contingencies (Note 17)	0	0
Liabilities, Total	8,687,315	9,320,263
Shareholders' Equity:
Ordinary shares par value 6 euro cents per share; 100,000,000 shares authorized, (Note 18). 81,723,555 shares issued and outstanding at December 31, 2022 and 81,554,683 shares issued and outstanding at December 31, 2021.	6,649	6,640
Additional paid-in capital	6,840,306	6,733,910
Other undenominated capital (Note 18b)	1,162	1,134
Accumulated other comprehensive income (Note 25)	(171,538)	(90,937)
Retained earnings	1,821,384	1,416,080
Total Shareholders' Equity	8,497,963	8,066,827
Total Liabilities and Shareholders’ Equity	$ 17,185,278	$ 17,387,090